Shareholder Report, Holdings (Details)	Jun. 30, 2025
DSS AmericaFirst Alpha Trends Factor Fund Class A | Huntington Ingalls Industries [Member]
Holdings [Line Items]
Percent of Total Investments	5.19%
DSS AmericaFirst Alpha Trends Factor Fund Class A | Nvidia [Member]
Holdings [Line Items]
Percent of Total Investments	4.76%
DSS AmericaFirst Alpha Trends Factor Fund Class A | Barrick Mining Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.55%
DSS AmericaFirst Alpha Trends Factor Fund Class A | Micron Technolgy [Member]
Holdings [Line Items]
Percent of Total Investments	4.15%
DSS AmericaFirst Alpha Trends Factor Fund Class A | Newmont Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.15%
DSS AmericaFirst Alpha Trends Factor Fund Class A | Agnico Eagle Mines [Member]
Holdings [Line Items]
Percent of Total Investments	3.81%
DSS AmericaFirst Alpha Trends Factor Fund Class A | N R G Energy [Member]
Holdings [Line Items]
Percent of Total Investments	3.48%
DSS AmericaFirst Alpha Trends Factor Fund Class A | Dex Com [Member]
Holdings [Line Items]
Percent of Total Investments	3.43%
DSS AmericaFirst Alpha Trends Factor Fund Class A | United Rentals [Member]
Holdings [Line Items]
Percent of Total Investments	3.41%
DSS AmericaFirst Alpha Trends Factor Fund Class A | Verona Pharma [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
DSS AmericaFirst Alpha Trends Factor Fund Class A | Communication Servcies [Member]
Holdings [Line Items]
Percent of Total Investments	1.98%
DSS AmericaFirst Alpha Trends Factor Fund Class A | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	12.19%
DSS AmericaFirst Alpha Trends Factor Fund Class A | Enegry [Member]
Holdings [Line Items]
Percent of Total Investments	5.79%
DSS AmericaFirst Alpha Trends Factor Fund Class A | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	13.77%
DSS AmericaFirst Alpha Trends Factor Fund Class A | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	10.12%
DSS AmericaFirst Alpha Trends Factor Fund Class A | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	18.07%
DSS AmericaFirst Alpha Trends Factor Fund Class A | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	20.75%
DSS AmericaFirst Alpha Trends Factor Fund Class A | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	12.61%
DSS AmericaFirst Alpha Trends Factor Fund Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.22%
DSS AmericaFirst Alpha Trends Factor Fund Class A | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
DSS AmericaFirst Alpha Trends Factor Fund Class U | Nvidia [Member]
Holdings [Line Items]
Percent of Total Investments	4.76%
DSS AmericaFirst Alpha Trends Factor Fund Class U | Dex Com [Member]
Holdings [Line Items]
Percent of Total Investments	3.43%
DSS AmericaFirst Alpha Trends Factor Fund Class U | United Rentals [Member]
Holdings [Line Items]
Percent of Total Investments	3.41%
DSS AmericaFirst Alpha Trends Factor Fund Class U | Verona Pharma [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
DSS AmericaFirst Alpha Trends Factor Fund Class U | Huntington Ingalls [Member]
Holdings [Line Items]
Percent of Total Investments	5.19%
DSS AmericaFirst Alpha Trends Factor Fund Class U | Barrick Mining [Member]
Holdings [Line Items]
Percent of Total Investments	4.55%
DSS AmericaFirst Alpha Trends Factor Fund Class U | Micron Tech [Member]
Holdings [Line Items]
Percent of Total Investments	4.15%
DSS AmericaFirst Alpha Trends Factor Fund Class U | Newmont [Member]
Holdings [Line Items]
Percent of Total Investments	4.15%
DSS AmericaFirst Alpha Trends Factor Fund Class U | Agnico Eagle [Member]
Holdings [Line Items]
Percent of Total Investments	3.81%
DSS AmericaFirst Alpha Trends Factor Fund Class U | N R G Enegry [Member]
Holdings [Line Items]
Percent of Total Investments	3.48%
DSS AmericaFirst Alpha Trends Factor Fund Class U | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	12.19%
DSS AmericaFirst Alpha Trends Factor Fund Class U | Enegry [Member]
Holdings [Line Items]
Percent of Total Investments	5.79%
DSS AmericaFirst Alpha Trends Factor Fund Class U | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	13.77%
DSS AmericaFirst Alpha Trends Factor Fund Class U | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	10.12%
DSS AmericaFirst Alpha Trends Factor Fund Class U | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	18.07%
DSS AmericaFirst Alpha Trends Factor Fund Class U | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	20.75%
DSS AmericaFirst Alpha Trends Factor Fund Class U | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	12.61%
DSS AmericaFirst Alpha Trends Factor Fund Class U | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.22%
DSS AmericaFirst Alpha Trends Factor Fund Class U | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
DSS AmericaFirst Alpha Trends Factor Fund Class U | Communications Services [Member]
Holdings [Line Items]
Percent of Total Investments	1.98%
DSS AmericaFirst Alpha Trends Factor Fund Class I | Nvidia [Member]
Holdings [Line Items]
Percent of Total Investments	4.76%
DSS AmericaFirst Alpha Trends Factor Fund Class I | Dex Com [Member]
Holdings [Line Items]
Percent of Total Investments	3.43%
DSS AmericaFirst Alpha Trends Factor Fund Class I | United Rentals [Member]
Holdings [Line Items]
Percent of Total Investments	3.41%
DSS AmericaFirst Alpha Trends Factor Fund Class I | Verona Pharma [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
DSS AmericaFirst Alpha Trends Factor Fund Class I | Huntington Ingalls [Member]
Holdings [Line Items]
Percent of Total Investments	5.19%
DSS AmericaFirst Alpha Trends Factor Fund Class I | Newmont [Member]
Holdings [Line Items]
Percent of Total Investments	4.15%
DSS AmericaFirst Alpha Trends Factor Fund Class I | Agnico Eagle [Member]
Holdings [Line Items]
Percent of Total Investments	3.81%
DSS AmericaFirst Alpha Trends Factor Fund Class I | N R G Enegry [Member]
Holdings [Line Items]
Percent of Total Investments	3.48%
DSS AmericaFirst Alpha Trends Factor Fund Class I | Barrick Technology [Member]
Holdings [Line Items]
Percent of Total Investments	4.55%
DSS AmericaFirst Alpha Trends Factor Fund Class I | Micron Technology [Member]
Holdings [Line Items]
Percent of Total Investments	4.15%
DSS AmericaFirst Alpha Trends Factor Fund Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	12.19%
DSS AmericaFirst Alpha Trends Factor Fund Class I | Enegry [Member]
Holdings [Line Items]
Percent of Total Investments	5.79%
DSS AmericaFirst Alpha Trends Factor Fund Class I | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	13.77%
DSS AmericaFirst Alpha Trends Factor Fund Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	18.07%
DSS AmericaFirst Alpha Trends Factor Fund Class I | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	20.75%
DSS AmericaFirst Alpha Trends Factor Fund Class I | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	12.61%
DSS AmericaFirst Alpha Trends Factor Fund Class I | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.22%
DSS AmericaFirst Alpha Trends Factor Fund Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
DSS AmericaFirst Alpha Trends Factor Fund Class I | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	1.98%
DSS AmericaFirst Alpha Trends Factor Fund Class I | Heath Care [Member]
Holdings [Line Items]
Percent of Total Investments	10.12%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A | Nvidia [Member]
Holdings [Line Items]
Percent of Total Investments	4.79%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A | Dex Com [Member]
Holdings [Line Items]
Percent of Total Investments	3.59%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A | Verona Pharma [Member]
Holdings [Line Items]
Percent of Total Investments	3.19%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A | Huntington Ingalls [Member]
Holdings [Line Items]
Percent of Total Investments	5.74%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A | Newmont [Member]
Holdings [Line Items]
Percent of Total Investments	3.85%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A | Agnico Eagle [Member]
Holdings [Line Items]
Percent of Total Investments	4.57%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A | Micron Technology [Member]
Holdings [Line Items]
Percent of Total Investments	8.19%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A | Federated Prime Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	31.33%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A | Barrick Gold [Member]
Holdings [Line Items]
Percent of Total Investments	5.13%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A | Peabody Enegry [Member]
Holdings [Line Items]
Percent of Total Investments	3.24%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A | Communication Servcies [Member]
Holdings [Line Items]
Percent of Total Investments	2.35%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	4.71%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A | Enegry [Member]
Holdings [Line Items]
Percent of Total Investments	4.31%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	11.99%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	13.59%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	32.02%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A | Industrails [Member]
Holdings [Line Items]
Percent of Total Investments	11.06%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A | Infromation Technology [Member]
Holdings [Line Items]
Percent of Total Investments	16.97%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U | Nvidia [Member]
Holdings [Line Items]
Percent of Total Investments	4.79%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U | Newmont Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.85%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U | Dex Com [Member]
Holdings [Line Items]
Percent of Total Investments	3.59%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U | Verona Pharma [Member]
Holdings [Line Items]
Percent of Total Investments	3.19%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U | Huntington Ingalls [Member]
Holdings [Line Items]
Percent of Total Investments	5.74%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U | Agnico Eagle [Member]
Holdings [Line Items]
Percent of Total Investments	4.57%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U | Micron Technology [Member]
Holdings [Line Items]
Percent of Total Investments	8.19%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U | Federated Prime Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	31.33%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U | Barrick Gold Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.13%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U | Peabody [Member]
Holdings [Line Items]
Percent of Total Investments	3.24%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	4.71%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U | Enegry [Member]
Holdings [Line Items]
Percent of Total Investments	4.31%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	11.99%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	11.06%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	13.59%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	32.02%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U | Communications Service [Member]
Holdings [Line Items]
Percent of Total Investments	2.35%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U | Information Technolgy [Member]
Holdings [Line Items]
Percent of Total Investments	16.97%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I | Nvidia [Member]
Holdings [Line Items]
Percent of Total Investments	4.79%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I | Newmont Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.85%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I | Dex Com [Member]
Holdings [Line Items]
Percent of Total Investments	3.59%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I | Verona Pharma [Member]
Holdings [Line Items]
Percent of Total Investments	3.19%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I | Huntington Ingalls [Member]
Holdings [Line Items]
Percent of Total Investments	5.74%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I | Agnico Eagle [Member]
Holdings [Line Items]
Percent of Total Investments	4.57%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I | Micron Technology [Member]
Holdings [Line Items]
Percent of Total Investments	8.19%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I | Federated Prime Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	31.33%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I | Barrick Gold [Member]
Holdings [Line Items]
Percent of Total Investments	5.13%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I | Peabody [Member]
Holdings [Line Items]
Percent of Total Investments	3.24%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	4.71%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	11.99%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	11.06%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	13.59%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	32.02%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I | Communications Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.35%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I | Information Technolgy [Member]
Holdings [Line Items]
Percent of Total Investments	16.97%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	4.31%
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I | Finacials [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
DSS AmericaFirst Income Fund Class A | Newmont Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.36%
DSS AmericaFirst Income Fund Class A | Huntington Ingalls [Member]
Holdings [Line Items]
Percent of Total Investments	5.03%
DSS AmericaFirst Income Fund Class A | Agnico Eagle [Member]
Holdings [Line Items]
Percent of Total Investments	4.01%
DSS AmericaFirst Income Fund Class A | Barrick Gold [Member]
Holdings [Line Items]
Percent of Total Investments	4.47%
DSS AmericaFirst Income Fund Class A | Federated Prime Obligation [Member]
Holdings [Line Items]
Percent of Total Investments	11.86%
DSS AmericaFirst Income Fund Class A | Broadcom [Member]
Holdings [Line Items]
Percent of Total Investments	4.28%
DSS AmericaFirst Income Fund Class A | Jackson Financial [Member]
Holdings [Line Items]
Percent of Total Investments	4.17%
DSS AmericaFirst Income Fund Class A | Philip Morris International [Member]
Holdings [Line Items]
Percent of Total Investments	3.95%
DSS AmericaFirst Income Fund Class A | Himax Technologies [Member]
Holdings [Line Items]
Percent of Total Investments	3.42%
DSS AmericaFirst Income Fund Class A | The Black Stone Group [Member]
Holdings [Line Items]
Percent of Total Investments	3.27%
DSS AmericaFirst Income Fund Class A | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	1.68%
DSS AmericaFirst Income Fund Class A | Enegry [Member]
Holdings [Line Items]
Percent of Total Investments	4.86%
DSS AmericaFirst Income Fund Class A | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	21.16%
DSS AmericaFirst Income Fund Class A | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
DSS AmericaFirst Income Fund Class A | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	12.37%
DSS AmericaFirst Income Fund Class A | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	14.38%
DSS AmericaFirst Income Fund Class A | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	12.22%
DSS AmericaFirst Income Fund Class A | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	8.07%
DSS AmericaFirst Income Fund Class A | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.75%
DSS AmericaFirst Income Fund Class A | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	6.28%
DSS AmericaFirst Income Fund Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	8.63%
DSS AmericaFirst Income Fund Class U | Huntington Ingalls [Member]
Holdings [Line Items]
Percent of Total Investments	5.03%
DSS AmericaFirst Income Fund Class U | Newmont [Member]
Holdings [Line Items]
Percent of Total Investments	4.36%
DSS AmericaFirst Income Fund Class U | Agnico Eagle [Member]
Holdings [Line Items]
Percent of Total Investments	4.01%
DSS AmericaFirst Income Fund Class U | Barrick Gold [Member]
Holdings [Line Items]
Percent of Total Investments	4.47%
DSS AmericaFirst Income Fund Class U | Broadcom [Member]
Holdings [Line Items]
Percent of Total Investments	4.28%
DSS AmericaFirst Income Fund Class U | Federated Prime Obligataions [Member]
Holdings [Line Items]
Percent of Total Investments	11.86%
DSS AmericaFirst Income Fund Class U | Jackson Financials [Member]
Holdings [Line Items]
Percent of Total Investments	4.17%
DSS AmericaFirst Income Fund Class U | Philip Morris [Member]
Holdings [Line Items]
Percent of Total Investments	3.95%
DSS AmericaFirst Income Fund Class U | Himax Tech [Member]
Holdings [Line Items]
Percent of Total Investments	3.42%
DSS AmericaFirst Income Fund Class U | Black Stone Group [Member]
Holdings [Line Items]
Percent of Total Investments	3.27%
DSS AmericaFirst Income Fund Class U | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	1.68%
DSS AmericaFirst Income Fund Class U | Enegry [Member]
Holdings [Line Items]
Percent of Total Investments	4.86%
DSS AmericaFirst Income Fund Class U | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	21.16%
DSS AmericaFirst Income Fund Class U | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
DSS AmericaFirst Income Fund Class U | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	12.37%
DSS AmericaFirst Income Fund Class U | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	14.38%
DSS AmericaFirst Income Fund Class U | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	12.22%
DSS AmericaFirst Income Fund Class U | Communications Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.75%
DSS AmericaFirst Income Fund Class U | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	6.28%
DSS AmericaFirst Income Fund Class U | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	8.63%
DSS AmericaFirst Income Fund Class U | Utilitties [Member]
Holdings [Line Items]
Percent of Total Investments	8.07%
DSS AmericaFirst Income Fund Class I | Newmont Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.36%
DSS AmericaFirst Income Fund Class I | Huntington Ingalls [Member]
Holdings [Line Items]
Percent of Total Investments	5.03%
DSS AmericaFirst Income Fund Class I | Agnico Eagle [Member]
Holdings [Line Items]
Percent of Total Investments	4.01%
DSS AmericaFirst Income Fund Class I | Federated Prime Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	11.86%
DSS AmericaFirst Income Fund Class I | Barrick Gold [Member]
Holdings [Line Items]
Percent of Total Investments	4.47%
DSS AmericaFirst Income Fund Class I | Broadcom [Member]
Holdings [Line Items]
Percent of Total Investments	4.28%
DSS AmericaFirst Income Fund Class I | Jackson Financial [Member]
Holdings [Line Items]
Percent of Total Investments	4.17%
DSS AmericaFirst Income Fund Class I | Himax Technologies [Member]
Holdings [Line Items]
Percent of Total Investments	3.42%
DSS AmericaFirst Income Fund Class I | Philip Morris [Member]
Holdings [Line Items]
Percent of Total Investments	3.95%
DSS AmericaFirst Income Fund Class I | Black Stone [Member]
Holdings [Line Items]
Percent of Total Investments	3.27%
DSS AmericaFirst Income Fund Class I | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	1.68%
DSS AmericaFirst Income Fund Class I | Enegry [Member]
Holdings [Line Items]
Percent of Total Investments	4.86%
DSS AmericaFirst Income Fund Class I | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	21.16%
DSS AmericaFirst Income Fund Class I | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
DSS AmericaFirst Income Fund Class I | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	14.38%
DSS AmericaFirst Income Fund Class I | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	12.22%
DSS AmericaFirst Income Fund Class I | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	8.07%
DSS AmericaFirst Income Fund Class I | Communications Service [Member]
Holdings [Line Items]
Percent of Total Investments	2.75%
DSS AmericaFirst Income Fund Class I | Information Technolgy [Member]
Holdings [Line Items]
Percent of Total Investments	12.37%
DSS AmericaFirst Income Fund Class I | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	6.28%
DSS AmericaFirst Income Fund Class I | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	8.63%